Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Summary of Each Subsidiary are before Intercompany Eliminations
The following tables show the financial information of consolidated companies not entirely controlled by the Group, as required by IFRS 12. The amounts disclosed for each subsidiary are before intercompany eliminations and at and for the year ended December 31, 2022 and 2021.

	At and for the year ended December 31, 2022
(Functional currency thousands)	Country	Group’s percentage interest	Non- controlling interest percentage	Functional currency	Total assets	Total equity	Net revenues	Net income / (loss)	Dividends paid to non- controlling shareholders
Company
Thom Browne Inc.	U.S.A.	90%	10%	USD	298,901	146,879	348,445	43,277	(2,000)
Ermenegildo Zegna Vietnam LLC	Vietnam	90%	10%	VTD	59,373,311	21,638,614	45,647,540	7,913,295	—
Ermenegildo Zegna Madrid S.A.	Spain	70%	30%	EUR	3,718	1,741	3,838	120	(90)
Gruppo Dondi S.p.A.	Italy	65%	35%	EUR	39,469	20,507	47,655	4,901	(1,113)
E. Z. Thai Holding Ltd	Thailand	49%	51%	THB	12,669	19	—	(309)	—
Bonotto S.p.A.	Italy	60%	40%	EUR	23,739	9,431	24,552	2,075	(797)
Tessitura Ubertino S.r.l.	Italy	60%	40%	EUR	8,351	4,921	10,245	983	(312)
Cappellificio Cervo S.r.l.	Italy	51%	49%	EUR	1,630	864	2,371	85	—
Zegna South Asia Private LTD	India	51%	49%	INR	590,989	199,864	395,827	76,155	—
Zegna Gulf Trading LLC	UAE	49%	51%	AED	140,841	53,895	191,749	52,806	—
The Italian Fashion Co. LTD	Thailand	65%	35%	THB	198,556	(16,584)	190,048	11,015	—

	At and for the year ended December 31, 2021
(Functional currency thousands)	Country	Group’s percentage interest	Non- controlling interest percentage	Functional currency	Total assets	Total equity	Net revenues	Net income / (loss)	Dividends paid to non- controlling shareholders
Company
Thom Browne Inc.	U.S.A.	90%	10%	USD	233,472	129,244	312,311	35,703	—
Ermenegildo Zegna Vietnam LLC	Vietnam	77%	23%	VTD	59,619,650	(65,153,441)	34,267,609	(3,987,259)	—
Ermenegildo Zegna Madrid S.A.	Spain	70%	30%	EUR	3,627	1,925	2,241	(96)	—
Gruppo Dondi S.p.A.	Italy	65%	35%	EUR	33,459	18,475	37,617	4,783	(182)
E. Z. Thai Holding Ltd	Thailand	49%	51%	THB	12,979	328	—	(121)	—
Bonotto S.p.A.	Italy	60%	40%	EUR	21,482	9,030	17,674	1,840	—
Tessitura Ubertino S.r.l.	Italy	60%	40%	EUR	12,221	8,786	5,625	561	—
Cappellificio Cervo S.r.l.	Italy	51%	49%	EUR	1,498	757	1,315	(35)	—
Zegna South Asia Private LTD	India	51%	49%	INR	871,210	123,709	281,592	21,891	—
Zegna Gulf Trading LLC	UAE	49%	51%	AED	125,086	921	137,355	30,783	—
The Italian Fashion Co. LTD	Thailand	65%	35%	THB	171,771	(28,094)	91,848	(51,149)	—